RELATED PARTY TRANSACTIONS AND BALANCES (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 28, 2015	Jun. 30, 2016	Jun. 30, 2015
Related Party Transaction [Line Items]
Due to related party		$ 464,000
Bluesky LLC [Member]
Related Party Transaction [Line Items]
Ordinary shares repurchased		1,480,000
Ordinary shares repurchased, price per share		$ 11.8
Amount paid to related party for repurchase of ordinary shares		$ 17,000,000
Due to related party		$ 464,000
Bluesky LLC [Member] | Convertible Notes Payable [Member]
Related Party Transaction [Line Items]
Debt instrument face amount	$ 8,500,000
Interest rate	4.00%
Maturity date	Dec. 28, 2016
Conversion price per share	$ 12.00
Commission percentage to placement agent	1.00%